Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of significant related parties and their relationships with the Company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Transactions with SINA
Revenues billed through/for services provided to SINA(1)	$90,645	$137,223	$62,102
Costs and expenses allocated from SINA(2)	$47,334	$51,848	$43,011
Interest income on loans to SINA	$2,425	$9,295	$13,458

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$117,696	$97,772	$152,000
Advertising and marketing revenues from Alibaba – as an agent	$—	$—	$36,597
Services provided by Alibaba	$47,642	$50,205	$52,338
(1)	For the years ended December 31, 2018, 2019 and 2020, the Group charged $90.6 million, $137.2 million and $62.1 million for services to third parties billed through SINA and/or provided to SINA, respectively.
(2)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $23.4 million, $37.5 million, and $48.3 million for other costs and expenses incurred by Weibo but paid by SINA in 2018, 2019 and 2020, respectively. During 2020, Weibo allocated $9.7 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments.

Schedule of related party outstanding balance

	As of December 31,
	2019	2020

	(In thousands)
Amount due from SINA(1)	$384,828	$548,900
Accounts receivable due from Alibaba	$60,392	$135,321

Loan to and interest receivable from other related parties (2) (3)
- Company A (an investee in e-commerce business)	$160,010	$79,762
- Company B (an investee providing social and new media marketing services)	$60,602	$21,771
- Company C (an investee providing online brokerage services)	$40,982	$41,205
- others	$39,932	$15,884
Total	$301,526	$158,622
(1)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2019 and 2020, the amount due from SINA also included loans to and interest receivable from SINA of $236.6 million at an annual interest rate of 4.5% and $547.9 million at annual interest rates ranging from 1.6% to 4.5% of maturity within one year, respectively.
(2)	The annual interest rates of the loans were ranging from 4% to 10% (interest free for Company B) and the maturities of all loans were within one year at December 31, 2019 and 2020, respectively.
(3)	The Group assessed the collectability of outstanding loans at least on annual basis or whenever impairment indicators noted. For the year ended December 31, 2020, the Group recognized $82.2 million impairment charges on loans to and interest receivable from other related parties due to their unsatisfied financial performance and decline in forecasted revenues.